SEGMENT INFORMATION (Geographic Information) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of geographical areas [line items]
Revenues	$ 3,535	$ 2,115	$ 1,855
Non-current Assets	27,965	19,643	16,182
Partnership's Revenue | Customer Concentration Risk
Disclosure of geographical areas [line items]
Revenues	$ 938	0
Number of customers | customer	1
Australia
Disclosure of geographical areas [line items]
Revenues	$ 1,093	793	699
Non-current Assets	5,770	5,542
Brazil
Disclosure of geographical areas [line items]
Revenues	938	0	0
Non-current Assets	8,184	1,895
United Kingdom
Disclosure of geographical areas [line items]
Revenues	565	566	635
Non-current Assets	4,431	3,739
Colombia
Disclosure of geographical areas [line items]
Revenues	161	150	152
Non-current Assets	764	700
Canada
Disclosure of geographical areas [line items]
Revenues	193	163	118
Non-current Assets	1,468	1,252
Chile
Disclosure of geographical areas [line items]
Revenues	153	127	113
Non-current Assets	2,045	1,748
Europe
Disclosure of geographical areas [line items]
Non-current Assets	836	718
United States of America
Disclosure of geographical areas [line items]
Revenues	183	154	138
Non-current Assets	2,818	2,470
India
Disclosure of geographical areas [line items]
Revenues	57	39	0
Non-current Assets	256	265
Peru
Disclosure of geographical areas [line items]
Revenues	103	97	0
Non-current Assets	1,356	1,281
New Zealand
Disclosure of geographical areas [line items]
Revenues	89	26	$ 0
Non-current Assets	$ 37	$ 33